Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Before-tax Amount
Net unrealized loss arising during the period, before tax	$ (652)	$ (1,504)	$ 87
Reclassification of prior service costs and net actuarial loss into earnings, before tax	307	178	208
Total recognized in accumulated other comprehensive loss	(345)	(1,326)	295
Tax Expense (Benefit)
Net unrealized loss arising during the period, tax effect	197	621	(36)
Reclassification of prior service costs and net actuarial loss into earnings, tax effect	(93)	(73)	(86)
Other comprehensive income (loss), Tax Expense (Benefit)	104	548	(122)
Net-of-tax Amount
Net unrealized loss arising during the period, net of tax	(455)	(883)	51
Reclassification of prior service costs and net actuarial loss into earnings, net of tax	214	105	122
Other comprehensive income (loss), net of tax	$ (241)	$ (778)	$ 173